Principal accounting policies - Additional information (Detail) $ in Millions, $ in Billions	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021 USD ($) Operation	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 AUD ($)
Disclosure of initial application of standards or interpretations [Line Items]
Carbon emission reduction target (%), 2025		15.00%
Carbon emission reduction target (%), 2030		50.00%
Carbon emission reduction target (%), 2050		0.00%
Capital expenditure for carbon emission reduction target to 2030		$ 7,500
Capital expenditure, for carbon emission target 2022 to 2024		1,500
Incremental operating expenditure		200
Increase in growth capital		3,000
Credit derivative, nominal amount		6,100
Undiscounted close-down and environmental restoration cash flows		18,775	$ 17,400
Increase in closure provision for rehabilitation		510
Materiality threshold			700	$ 550
Trade payables		$ 3,410	3,125
Number of operations | Operation		13
Operations in closure, monitoring and remediation, cost estimation period		30 years
Risk free rate decrease	0.50%
Provisions		$ 18,036	17,665	$ 15,103
Risk free interest rate on provisions	1.50%	1.50%		2.00%
Onerous contracts provision		$ 172	219
Intragroup loans					$ 14.0
Non-cancellable operating lease commitments not expected to be charged against EBITDA		$ 1,400
Oyu Tolgoi
Disclosure of initial application of standards or interpretations [Line Items]
Proportion of indirect ownership interest in subsidiary		33.50%
Turquoise Hill Resources Ltd (including Oyu Tolgoi LLC)
Disclosure of initial application of standards or interpretations [Line Items]
Group interest (%)		50.80%
Erdenes Oyu Tolgoi LLC | Floating interest rate
Disclosure of initial application of standards or interpretations [Line Items]
Borrowings, interest rate basis		6.50%			6.50%
Escondida joint venture
Disclosure of initial application of standards or interpretations [Line Items]
Decrease in investment in Escondida joint venture				$ 118
Restructuring provision
Disclosure of initial application of standards or interpretations [Line Items]
Decreasing provision		$ 1,200
Close down and restoration/ environmental
Disclosure of initial application of standards or interpretations [Line Items]
Provisions		$ 14,542	13,335
Kennecott
Disclosure of initial application of standards or interpretations [Line Items]
Operations with remaining lives		10 years
Environmental loss contingencies, gross		$ 600
Trade payables subject to early settlement election
Disclosure of initial application of standards or interpretations [Line Items]
Trade payables		$ 782	$ 551
Minimum
Disclosure of initial application of standards or interpretations [Line Items]
Undiscounted close-down and environmental restoration cash flows					$ 1.6
Maximum
Disclosure of initial application of standards or interpretations [Line Items]
Undiscounted close-down and environmental restoration cash flows					$ 2.2